CONSOLIDATED STATEMENTS OF INCOME $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CLP ($) $ / shares	Dec. 31, 2016 CLP ($) $ / shares	Dec. 31, 2015 CLP ($) $ / shares
STATEMENT OF INCOME
Interest revenue	$ 3,065,661	$ 1,886,700	$ 1,916,992	$ 1,908,457
Interest expense	(1,059,430)	(652,005)	(690,259)	(680,169)
Net interest income	2,006,231	1,234,695	1,226,733	1,228,288
Income from fees and commissions	766,459	471,702	441,043	436,076
Expense from fees and commissions	(201,530)	(124,028)	(119,772)	(130,097)
Net fees and commissions income	564,929	347,674	321,271	305,979
Net financial operating income	(48,195)	(29,661)	128,575	44,412
Foreign exchange transactions, net	170,409	104,875	12,405	57,318
Other operating income	48,680	29,959	28,575	25,486
Total operating revenues	2,742,054	1,687,542	1,717,559	1,661,483
Provisions for loan losses	(359,513)	(221,255)	(259,263)	(246,222)
OPERATING REVENUES, NET OF PROVISIONS FOR LOAN LOSSES	2,382,541	1,466,287	1,458,296	1,415,261
Personnel expenses	(665,114)	(409,331)	(417,918)	(381,388)
Administrative expenses	(506,077)	(311,455)	(306,344)	(289,974)
Depreciation and amortization	(60,992)	(37,536)	(35,575)	(31,822)
Impairments	(270)	(166)	(274)	(263)
Other operating expenses	(42,032)	(25,868)	(26,936)	(22,831)
TOTAL OPERATING EXPENSES	(1,274,485)	(784,356)	(787,047)	(726,278)
NET OPERATING INCOME	1,108,056	681,931	671,249	688,983
Income attributable to associates	8,955	5,511	4,014	3,243
Income before income taxes	1,117,011	687,442	675,263	692,226
Income taxes	(187,448)	(115,361)	(100,212)	(82,321)
NET INCOME FOR THE YEAR	929,563	572,081	575,051	609,905
Attributable to:
Equity holders of the parent	929,561	572,080	$ 575,051	609,903
Non-controlling interest	$ 2	$ 1		$ 2
Net income per share from continued operations attributable to equity holders of the parent:
Basic net income per share | (per share)	$ 0.01	$ 5.75	$ 5.78	$ 6.13
Diluted net income per share | (per share)	$ 0.01	$ 5.75	$ 5.78	$ 6.13